Other gains, net - Summary of Other (losses)/gains, net (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Gains Losses [Abstract]
Gain on deemed disposal	¥ 0	¥ 2,373
Dividends from investments	107	92
Government grants and tax rebates (note ii)	53	20
Fair value changes of consideration liabilities related to acquisition (note 25)	28	0
Fair value change of investments	11	39
Net gains in relation to equity investments	2	3
Others (note iii)	17	44
Other gains (losses)	¥ 218	¥ 2,571